COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
Year ending December 31
2018	$1,058,012
2019	11,925
Total	$1,069,937